Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Related Party Transactions [Abstract]
Related Party Transactions
16.	Related Party Transactions

Operating Lease

The Company leases a building for R&D and production use from one of the Company’s investors. The terms of the lease were negotiated on an arm's-length basis. The lease commenced in February 2021 and expires in January 2031. The lease requires monthly base rent of $6 and is accounted for as an operating lease. Operating lease cost related to this lease was $18 for the three months ended March 31, 2026 and 2025, respectively. As of March 31, 2026 and December 31, 2025, the Company’s operating lease right-of-use assets are $316 and $330 respectively, and total operating lease liabilities of $310 and $324 respectively. Of the total lease liabilities, $56 were classified as current liabilities as of March 31, 2026 and December 31, 2025, with the remaining $254 and $268 classified as long-term liabilities, respectively.

2023 Term Loan

The Company has an outstanding term loan balance with an existing investor who is a related party. For additional information regarding the 2023 Term Loan and related accounting, see Note 5 Short-Term Debt.

Related Party Advances and promissory notes

In January 2026, the Company received unsecured, non-interest-bearing, payable-on-demand advances of $330 from a board member and $30 from an executive officer to support the Company's liquidity needs. In February 2026, the $30 advance from the executive officer was repaid. In March 2026, the $330 advance from the board member was converted into an unsecured promissory note. During the three months ended March 31, 2026, the Company also issued two additional promissory notes to the same board member. As of March 31, 2026 and December 31, 2025, no related party advances were outstanding. See Note 5 — Short-Term Debt for the terms of all promissory notes issued to the Board member.

18.	Related Party Transaction

Operating Lease

The Company leases a building for R&D and production use from one of the Company’s investors. The terms of the lease were negotiated on an arm’s-length basis. The lease commenced in February 2021 and expires in January 2031. The lease requires monthly base rent of $6 and is accounted for as an operating lease. Operating lease cost related to this lease was $73 for the years ended December 31, 2025 and 2024. As of December 31, 2025 and 2024, the Company’s operating lease right-of-use assets are $330 and $386, respectively, and total operating lease liabilities of $324 and $380, respectively. Of the total lease liabilities, $56 and $59 were classified as current liabilities as of December 31, 2025 and 2024, respectively, with the remaining $268 and $321 classified as long-term liabilities.

2023 Term Loan

The Company has an outstanding term loan balance with an existing investor who is a related party. For additional information regarding the 2023 Term Loan and related accounting, see Note 5.

In connection with the Company’s November and December 2025 SAFE financing (see Note 8), $352 of accrued interest under the 2023 Term Loan was converted into a SAFE with warrant coverage issued on the same terms as the other investors in that financing.

Related Party Advances

During the years ended December 31, 2024 and 2025, the Company received short-term advances from related parties to support the Company’s liquidity needs. These advances were unsecured, non-interest bearing, and payable on demand.

During the year ended December 31, 2024, advances from an executive officer and a member of the Company’s Board of Directors totaled $1.7 million. All such advances were repaid during 2024, and no amounts were outstanding as of December 31, 2024.

During the year ended December 31, 2025, advances from an executive officer, a member of the Company’s Board of Directors, and an existing investor who is a related party totaled $2.3 million. Of these advances, approximately $469 was converted into SAFEs with warrant coverage issued in December 2025 in connection with the Company’s November and December 2025 SAFE financing (see Note 8). The SAFEs issued upon conversion were on substantially the same terms as those issued to other investors in that financing. The remaining advances were repaid in cash during 2025. No related party advances were outstanding as of December 31, 2025.

Promissory Note

In April 2025, the Company issued a promissory note to a member of the Company’s Board of Directors. See Note 6 Promissory Note for additional information regarding the terms of the promissory note.

SAFE Issuance

In November 2025, a member of the Company’s Board of Directors purchased a SAFE in the principal amount of $150. The SAFE was issued on substantially the same terms as other SAFEs issued in November 2025 and did not include warrant coverage. See Note 8 SAFE Liability for additional information regarding the terms of the SAFEs.